LOAN RECEIVABLE - Recorded investment in loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending balance	$ 342,732		$ 341,215
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(611)
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	92,836
Purchased loans book value	91,087	[1]
Originated loans	251,645	[2]
Ending balance	342,732		341,215
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	64,778
Purchased loans book value	63,508	[1]
Originated loans	168,118	[2]
Ending balance	231,626		236,236
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	3,345
Purchased loans book value	3,316	[1]
Originated loans	17,185	[2]
Ending balance	20,501		22,805
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Purchased loans book value		[1]
Originated loans	8,327	[2],[3]
Ending balance	8,327		7,141
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	24,580
Purchased loans book value	24,144	[1]
Originated loans	57,213	[2]
Ending balance	81,357		72,755
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	133
Purchased loans book value	119	[1]
Originated loans	802	[2]
Ending balance	921		2,278
Loans Receivable | Credit-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(1,298)
Loans Receivable | Credit-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(972)
Loans Receivable | Credit-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(3)
Loans Receivable | Credit-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount
Loans Receivable | Credit-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(323)
Loans Receivable | Credit-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount
Loans Receivable | Non-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(451)
Loans Receivable | Non-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(298)
Loans Receivable | Non-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(26)
Loans Receivable | Non-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount
Loans Receivable | Non-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(113)
Loans Receivable | Non-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	$ (14)

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes loans held for sale
[3]	Before consideration of undisbursed Loans-in-process